Employee Benefit Plan - Additional Information (Detail) - Employee Savings Plan - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014
Defined Contribution Plan Disclosure [Line Items]
Qualified non-elective contribution	3.00%
Qualified non-elective contribution expense	$ 5,700	$ 4,600	$ 5,700	$ 4,900